Warrant Liabilities	Feb. 05, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrant Liabilities
NOTE 9. WARRANT LIABILITIES
Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing on the later of (a) 12 months from the closing of the Initial Public Offering or (b) 30 days after the completion of a Business Combination. Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the units, and only whole Public Warrants will trade. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.
Once the Public Warrants become exercisable, the Company may redeem them (except as described for Private Warrants discussed below):

•	in whole and not in part;

•	at a price of $0.01 per Public Warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price of Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like).

The Private Warrants will be
non-redeemable
(except in certain instances) and exercisable on a cashless basis so long as they are held by our Sponsor or its permitted transferees. If the Private Units are held by someone other than our Sponsor or its permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants included in the Public Units being sold in this offering. If holders of Private Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their Private Warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the Private Warrants, multiplied by the difference between the exercise price of the Private Warrants and the “fair market value” by (y) the fair market value.
If, and only if, the last reported sale price of Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption equals or exceeds $10.00 per share, but is less than $18.00 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the warrants may be redeemed at $0.10 per Public Warrant.
In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume-weighted average trading price of its Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $10.00 and $18.00 per share redemption trigger prices will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.
The Company is not registering the shares of Class A common stock issuable upon exercise of the Public Warrants at this time. However, the Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of the Business Combination, the Company will use its best efforts to file with the SEC a registration statement covering the shares of Class A common stock issuable upon exercise of the Public Warrants, and the Company will use its best efforts to cause the same to become effective within 60 business days after the closing of the initial Business Combination, and to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of Class A common stock until the Public Warrants expire or are redeemed, as specified in the warrant agreement; provided that if shares of Class A common stock are at the time of any exercise of a Public Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Public Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. If a registration statement covering the shares of Class A common stock issuable upon exercise of the Public Warrants is not effective by the 60th business day after the closing of the initial Business Combination, Public Warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise Public Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. If that exemption, or another exemption, is not available, holders will not be able to exercise their Public Warrants on a cashless basis.
The Private Warrants are identical to the Public Warrants, except that the Private Warrants:

•	Will be non-redeemable

•
May not, subject to certain limited exceptions, be transferred, assigned, or sold by the Sponsor until 30 days after the completion of the initial Business Combination (including the shares of Class A common stock issuable upon exercise of the Private Warrants)

•	May be exercised on a cashless basis, so long as they are held by the Sponsor or its permitted transferees